Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Balance	$ 1,441,635
Balance	1,335,363	$ 1,441,635
Cost
Property, Plant and Equipment [Line Items]
Balance	1,590,332	1,487,606
Additions	0	207,000
Disposals	(16,817)	(104,274)
Transferred to "Vessels held for sale" (Note 6)	(68,502)
Balance	1,505,013	1,590,332
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(148,697)	(111,675)
Additions	(29,177)	(57,164)
Disposals	1,794	20,142
Transferred to "Vessels held for sale" (Note 6)	6,430
Balance	(169,650)	(148,697)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,441,635	1,375,931
Additions		149,836
Additions	(29,177)
Disposals	(15,023)	(84,132)
Transferred to "Vessels held for sale" (Note 6)	(62,072)
Balance	$ 1,335,363	$ 1,441,635